Financial Statements Schedule I - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223
Parent Company
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223